Financial Instruments - Schedule of Credit Risk Exposure for Trade Receivables (Detail) - Credit risk [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure for trade receivables [line items]
Credit risk exposure for trade receivables	€ 99,904	€ 113,518	€ 91,451
UK, France, Germany and The Netherlands [member]
Disclosure of credit risk exposure for trade receivables [line items]
Credit risk exposure for trade receivables	76,213	88,634	71,099
Rest of Europe [member]
Disclosure of credit risk exposure for trade receivables [line items]
Credit risk exposure for trade receivables	22,840	23,995	19,807
Corporate [member]
Disclosure of credit risk exposure for trade receivables [line items]
Credit risk exposure for trade receivables	€ 851	€ 889	€ 545